UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                              CERTIFIED SHAREHOLDER
              REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09357
                             JNLNY VARIABLE FUND I LLC
               (Exact name of registrant as specified in charter)

                       1 Corporate Way, Lansing, MI 48951
              (Address of principal executive offices) (Zip code)

                               Susan S. Rhee, Esq.
                     Jackson National Asset Management, LLC
                                1 Corporate Way
                               Lansing, MI 48951
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517 381-5500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004


Item 1. Report to Shareholders.

Dear Investors:

We are pleased to provide you with this report on the operations of the JNL Series Trust and the JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC, and JNLNY Variable Fund I LLC (collectively, JNL Variable Funds LLC) for the six-month period ending June 30, 2004.

The Dow Jones, S&P 500 and NASDAQ all experienced an upturn starting in late March of 2003 and continuing during the initial start of 2004, until subsequently drifting lower. Fear of terrorism, higher energy prices, higher interest rates and weak job data, among other concerns, have contributed to recent weak market performance.

Equity market indicators for the six-month period ending June 30, 2004, showed the Dow Jones up less than 1%; the S&P 500 up just under 3.5%; the EAFE Index (a proxy for International Stock Markets) up over 4.5%, and the NASDAQ up just under 2.5%. Small cap stocks outpaced large caps during the first half of the year. In addition, the industrial and energy sectors posted strong returns.

Fixed income market indicators for the six-month period ending June 30, 2004, showed the Lehman Brothers Aggregate Bond Index nearly flat, with a gain of only 0.15% and the Lehman Brothers High Yield Index up just over 1.3%.

Some market pundits view the U.S. equity market as being fairly valued and experiencing moderately paced growth. Stock prices have generally followed earnings. If earnings growth continues, we expect to see stock valuation move upward accordingly. As anticipated, the Federal Reserve Board raised the federal funds rate to 1.25% in late June of this year and the markets anticipate further rate hikes this year in an effort to moderate growth. The current interest rate environment in the U.S. is still historically low as we start to move off from some of the lowest rates in more then 40 years. Through any market environment, we recommend that our investors maintain a disciplined, long-term investment plan.

The JNL Series Trust and JNL Variable Funds LLC offer a wide variety of Funds, each with its own investment objective and strategy. The performance of each Fund is influenced by its investment objective and the investment style of its money managers, as well as the market environment. We hope that our wide selection of Funds affords you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles that will help you meet your financial goals.


Respectfully,

/s/ Robert A. Fritts

Robert A. Fritts
President & Chief Executive Officer
JNL Series Trust
JNL Variable Funds LLC

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JNL VARIABLE FUNDS (UNAUDITED)
SCHEDULES OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 2004

JNL/Mellon Capital Management Global 15 Fund (NY)

Common Stocks - 99.1%
Aerospace & Defense - 8.4%
         BAE Systems Plc                                               76               $303

Auto Parts & Equipment - 6.1%
         GKN Plc                                                       48               220

Commercial Services - 6.2%
         Cosco Pacific Ltd.                                            160              223

Diversified Financial Services - 6.8%
         JPMorgan Chase & Co.                                          6                248

Engineering & Construction - 6.7%
         Cheung Kong Infrastructure Holdings Ltd.                      100              242

Entertainment - 9.2%
         EMI Group Plc                                                 76               334

Food - 6.7%
         Tate & Lyle Plc                                               40               242

Holding Companies - Diversified - 5.9%
         Citic Pacific Ltd.                                            87               214

Manufacturing - 6.6%
         General Electric Co.                                          7                241

Oil & Gas Producers - 6.9%
         Exxon Mobil Corp.                                             6                250

Real Estate - 6.1%
         Hang Lung Properties Ltd. (c)                                 172              222

Telecommunications - 10.2%
         AT&T Corp.                                                    11               159
         SBC Communications Inc.                                       9                210
                                                                                        369
Transportation - 13.3%
         MTR Corp.                                                     175              265
         Peninsular and Oriental Steam Navigation Co.                  54               214
                                                                                        479

         Total Common Stocks (cost $3,466)                                              3,587

Short Term Investments - 1.8%
Money Market Funds - 1.8%
         Dreyfus Cash Management Plus, 1.14% (a) (d)                   65               65
         Total Short Term Investments (cost $65)                                        65

Total Investments - 100.9% (cost $3,531)                                                3,652
Other Assets and Liabilities, Net -  (0.9%)                                             (34)
Total Net Assets - 100%                                                                 $3,618

JNL/Mellon Capital Management 25 Fund (NY)

Common Stocks - 99.4%
Aerospace & Defense - 4.2%
         Raytheon Co.                                                  15               $550

Apparel - 4.0%
         V.F. Corp.                                                    11               526

Auto Manufacturers - 3.4%
         Ford Motor Co. (c)                                            29               448

Chemicals - 4.2%
         Ashland Inc.                                                  10               553

Computers - 2.8%
         Electronic Data Systems Corp.                                 19               368

Electrical Components & Equipment - 3.5%
         Emerson Electric Co.                                          7                463

Food - 11.2%
         Campbell Soup Co. (c)                                         17               463
         General Mills Inc.                                            10               486
         Kellogg Co.                                                   12               520
                                                                                        1,469
Forest Products & Paper - 7.4%
         Rayonier Inc.                                                 11               505
         Weyerhaeuser Co.                                              7                464
                                                                                        969
Healthcare - 5.1%
         Mentor Corp. (c)                                              19               661

Home Furnishings - 10.9%
         Leggett & Platt Inc.                                          21               572
         Maytag Corp.                                                  17               406
         Whirlpool Corp.                                               6                443
                                                                                        1,421
Household Products - 4.0%
         Avery Dennison Corp.                                          8                526

Lodging - 13.8%
         Harrah's Entertainment Inc.                                   9                507
         Mandalay Resort Group (c)                                     10               705
         Starwood Hotels & Resorts Worldwide Inc.                      13               591
                                                                                        1,803
Machinery - 4.5%
         Cummins Inc.                                                  9                589

Manufacturing - 7.5%
         Cooper Industries Ltd. - Class A                              8                475
         Harsco Corp.                                                  11               508
                                                                                        983
Metal Fabrication & Hardware - 4.7%
         Timken Co.                                                    23               610

Oil & Gas Producers - 8.2%
         ConocoPhillips                                                7                550
         Occidental Petroleum Corp.                                    11               530
                                                                                        1,080

         Total Common Stocks (cost $11,678)                                             13,020

Short Term Investments - 2.5%
Money Market Funds - 2.5%
         Dreyfus Cash Management Plus, 1.14% (a) (d)                   322              322
         Total Short Term Investments (cost $322)                                       322

Total Investments - 101.9% (cost $12,000)                                               13,342
Other Assets and Liabilities, Net -  (1.9%)                                             (246)
Total Net Assets - 100%                                                                 $13,096

JNL/Mellon Capital Management Select Small-Cap Fund (NY)

Common Stocks - 99.6%
Auto Parts & Equipment - 4.4%
         Keystone Automotive Industries Inc. (b)                       5                $128
         Tenneco Automotive Inc. (b)                                   12               164
                                                                                        292
Banks - 2.6%
         Columbia Banking Systems Inc.                                 4                95
         Mercantile Bank Corp.                                         2                76
                                                                                        171
Biotechnology - 6.6%
         Integra LifeSciences Holdings Corp. (b)                       8                288
         Serologicals Corp. (b)                                        8                150
                                                                                        438
Chemicals - 3.5%
         Symyx Technologies Inc. (b)                                   10               231

Diversified Financial Services - 3.0%
         Saxon Capital Inc. (b)                                        9                199

Entertainment - 2.4%
         Isle of Capri Casinos Inc. (b)                                9                157

Healthcare - 18.1%
         Cyberonics Inc. (b) (c)                                       7                233
         Medical Action Industries Inc. (b)                            3                55
         PolyMedica Corp.                                              8                240
         Province Healthcare Co. (b)                                   15               254
         Thoratec Corp. (b) (c)                                        17               182
         Ventana Medical Systems Inc. (b)                              5                240
                                                                                        1,204
Household Products - 4.4%
         Jarden Corp. (b) (c)                                          8                293

Insurance - 2.7%
         Universal American Financial Corp. (b)                        16               180

Internet - 1.3%
         Net2Phone Inc. (b) (c)                                        18               83

Lodging - 4.1%
         Ameristar Casinos Inc.                                        8                271

Manufacturing - 1.5%
         Applied Films Corp. (b)                                       3                99

Mining - 1.5%
         RTI International Metals Inc. (b)                             6                100

Office & Business Equipment - 3.6%
         Global Imaging Systems Inc. (b)                               7                241

Oil & Gas Producers - 6.4%
         Range Resources Corp.                                         17               242
         Swift Energy Co. (b)                                          8                184
                                                                                        426
Oil & Gas Services - 2.7%
         Tetra Technologies Inc. (b)                                   7                179

Packaging & Containers - 3.4%
         Silgan Holdings Inc.                                          6                224

Pharmaceuticals - 3.4%
         Bentley Pharmaceuticals Inc. (b)                              6                77
         Noven Pharmaceuticals Inc. (b)                                7                151
                                                                                        228
Retail - 12.2%
         Bombay Co. Inc. (b)                                           11               65
         CSK Auto Corp. (b)                                            14               242
         Jos. A. Banks Clothiers Inc. (b) (c)                          3                99
         PC Connection Inc. (b)                                        7                49

         School Specialty Inc. (b)                                     6                208
         World Fuel Services Corp.                                     3                148
                                                                                        811
Savings & Loans - 1.6%
         Flushing Financial Corp.                                      6                103

Software - 3.8%
         JDA Software Group Inc. (b)                                   9                116
         Per-Se Technologies Inc. (b)                                  9                138
                                                                                        254
Telecommunications Equipment - 4.3%
         Aeroflex Inc. (b)                                             20               288

Transportation - 2.1%
         RailAmerica Inc. (b)                                          10               143
         Total Common Stocks (cost $6,436)                                              6,615

Short Term Investments - 2.1%
Money Market Funds - 2.1%
         Dreyfus Cash Management Plus, 1.14% (a) (d)                   141              141
         Total Short Term Investments (cost $141)                                       141

Total Investments - 101.7% (cost $6,577)                                                6,756
Other Assets and Liabilities, Net -  (1.7%)                                             (111)
Total Net Assets - 100%                                                                 $6,645

JNL/Mellon Capital Management The Dow(SM) 10 Fund (NY)

Common Stocks - 98.4%
Auto Manufacturers - 9.0%
         General Motors Corp. (c)                                      24               $1,096

Chemicals - 10.1%
         E.I. du Pont de Nemours & Co.                                 28               1,232

Diversified Financial Services - 20.7%
         Citigroup Inc.                                                26               1,198
         JPMorgan Chase & Co.                                          34               1,336
                                                                                        2,534
Manufacturing - 10.7%
         General Electric Co.                                          41               1,314

Oil & Gas Producers - 11.3%
         Exxon Mobil Corp.                                             31               1,381

Pharmaceuticals - 10.4%
         Merck & Co. Inc.                                              27               1,275

Telecommunications - 16.8%
         AT&T Corp.                                                    60               885
         SBC Communications Inc.                                       48               1,170
                                                                                        2,055
Tobacco - 9.4%
         Altria Group Inc.                                             23               1,156
         Total Common Stocks (cost $11,908)                                             12,043

Short Term Investments - 1.2%
Money Market Funds - 1.2%
         Dreyfus Cash Management Plus, 1.14% (a) (d)                   150              150
         Total Short Term Investments (cost $150)                                       150

Total Investments - 99.6% (cost $12,058)                                                12,193
Other Assets and Liabilities, Net - 0.4%                                                52
Total Net Assets - 100%                                                                 $12,245

JNL/Mellon Capital Management The S&P 10 Fund (NY)

Common Stocks - 99.4%
Auto Manufacturers - 18.7%
         Ford Motor Co. (c)                                            95               $1,480
         PACCAR Inc.                                                   27               1,575
                                                                                        3,055
Commercial Services - 10.4%
         Cendant Corp. (c)                                             69               1,695

Diversified Financial Services - 23.6%
         Capital One Financial Corp. (c)                               25               1,726
         Countrywide Financial Corp.                                   31               2,146
                                                                                        3,872
Electric - 9.5%
         PG&E Corp. (b)                                                56               1,560

Machinery - 8.9%
         Caterpillar Inc.                                              18               1,462

Retail - 17.1%
         Best Buy Co. Inc.                                             30               1,518
         Sears Roebuck & Co. (c)                                       34               1,278
                                                                                        2,796

Telecommunications Equipment - 11.2%
         Lucent Technologies Inc. (b) (c)                              487              1,842
         Total Common Stocks (cost $15,759)                                             16,282

Short Term Investments - 2.1%
Money Market Funds - 2.1%
         Dreyfus Cash Management Plus, 1.14% (a) (d)                   355              355
         Total Short Term Investments (cost $355)                                       355

Total Investments - 101.5% (cost $16,114)                                               16,637
Other Assets and Liabilities, Net -  (1.5%)                                             (253)
Total Net Assets - 100%                                                                 $16,384

Notes to the Schedules of Investments:
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2004.
(b) Non-income producing security.
(c) All or portion of the security has been loaned.
(d) Investments in affiliates. See Note 3 in the Notes to the Financial Statements.

Summary of Investments by Country:

                                                                       JNL/Mellon Capital
                                                                       Management
                                                                       Global 15 Fund (NY)

Hong Kong                                                              31.9%
United Kingdom                                                         36.0
United States                                                          32.1
Total Investments                                                      100.0%

Summary of Open Currency Contracts (in thousands):



                  Currency          Settlement       Notional          Currency         Unrealized
                  Purchased/Sold    Date             Amount            Value            Gain/(Loss)

JNL/Mellon Capital Management Global 15 Fund  (NY)

                  GBP/USD           07/01/04          10 GBP           $18               $       -
                  HKD/USD           07/02/04         117 HKD            15                       -
                                                                        33                       -

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JNL VARIABLE FUNDS (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2004

                                                            JNLNY VARIABLE FUND I LLC
                                            ---------------------------------------------------------

                                               JNL/Mellon          JNL/Mellon          JNL/Mellon
                                                Capital              Capital            Capital
                                               Management          Management          Management
                                               Global 15               25            Select Small-
ASSETS                                            Fund                Fund              Cap Fund
                                            -----------------  -------------------- -----------------

Investments - unaffiliated, at value (a) (b)         $ 3,587              $ 13,020           $ 6,615
Investments - affiliated, at value and cost               65                   322               141
Cash                                                       -                     -                 -
Foreign currency                                          12                     -                 -
Receivables:
   Dividends and interest                                  4                    11                 -
   Foreign taxes recoverable                               -                     -                 -
   Forward currency contracts                              -                     -                 -
   Fund shares sold                                        1                     1                 1
   Investment securities sold                              -                     -                 -
Collateral for securities loaned                         119                     -                 -
                                            -----------------  -------------------- -----------------
TOTAL ASSETS                                           3,788                13,354             6,757
                                            -----------------  -------------------- -----------------

LIABILITIES
Cash overdraft                                             -                     -                 -
Payables:
   Administrative fees                                     1                     1                 1
   Advisory fees                                           1                     4                 2
   Forward currency contracts                              -                     -                 -
   Fund shares redeemed                                    1                     2                 -
   Investment securities purchased                        47                   249               108
   12B-1 service fees (Class A)                            1                     2                 1
Return of collateral for securities loaned               119                     -                 -
                                            -----------------  -------------------- -----------------
TOTAL LIABILITIES                                        170                   258               112
                                            -----------------  -------------------- -----------------
NET ASSETS                                           $ 3,618              $ 13,096           $ 6,645
                                            =================  ==================== =================

NET ASSETS CONSIST OF:
Paid-in capital                                      $ 3,361              $ 10,495           $ 5,347
Undistributed (accumulated) net
   investment income (loss)                               62                   218               (17)
Accumulated net realized gain (loss)                      74                 1,041             1,136
Net unrealized appreciation
   (depreciation)                                        121                 1,342               179
                                            -----------------  -------------------- -----------------
                                                     $ 3,618              $ 13,096           $ 6,645
                                            =================  ==================== =================

CLASS A
Net assets                                           $ 3,618              $ 13,096           $ 6,645
Shares outstanding (no par value),
   unlimited shares authorized                           270                   869               414
Net asset value per share                            $ 13.39               $ 15.07           $ 16.06
                                            =================  ==================== =================

CLASS B
Net assets                                         n/a                 n/a                 n/a
Shares outstanding (no par value),
   unlimited shares authorized                     n/a                 n/a                 n/a
Net asset value per share                          n/a                 n/a                 n/a
------------------------------------------

(a) Including securities on loan of:                   $ 109                   $ -               $ -
(b) Investments - unaffiliated, at cost              $ 3,466              $ 11,678           $ 6,436





                                               JNL/Mellon          JNL/Mellon
                                                 Capital             Capital
                                               Management          Management
                                               The Dow 10          The S&P 10
ASSETS                                            Fund                Fund
                                            ------------------  ------------------

Investments - unaffiliated, at value (a) (b)         $ 12,043            $ 16,282
Investments - affiliated, at value and cost               150                 355
Cash                                                        -                   -
Foreign currency                                            -                   -
Receivables:
   Dividends and interest                                  47                   7
   Foreign taxes recoverable                                -                   -
   Forward currency contracts                               -                   -
   Fund shares sold                                        14                  14
   Investment securities sold                               -                   -
Collateral for securities loaned                            -                   -
                                            ------------------  ------------------
TOTAL ASSETS                                           12,254              16,658
                                            ------------------  ------------------

LIABILITIES
Cash overdraft                                              -                   -
Payables:
   Administrative fees                                      2                   2
   Advisory fees                                            4                   5
   Forward currency contracts                               -                   -
   Fund shares redeemed                                     1                   2
   Investment securities purchased                          -                 262
   12B-1 service fees (Class A)                             2                   3
Return of collateral for securities loaned                  -                   -
                                            ------------------  ------------------
TOTAL LIABILITIES                                           9                 274
                                            ------------------  ------------------
NET ASSETS                                           $ 12,245            $ 16,384
                                            ==================  ==================

NET ASSETS CONSIST OF:
Paid-in capital                                      $ 11,089            $ 14,872
Undistributed (accumulated) net
   investment income (loss)                               273                  46
Accumulated net realized gain (loss)                      748                 943
Net unrealized appreciation
   (depreciation)                                         135                 523
                                            ------------------  ------------------
                                                     $ 12,245            $ 16,384
                                            ==================  ==================

CLASS A
Net assets                                           $ 12,245            $ 16,384
Shares outstanding (no par value),
   unlimited shares authorized                            895               1,378
Net asset value per share                             $ 13.68             $ 11.89
                                            ==================  ==================

CLASS B
Net assets                                         n/a                 n/a
Shares outstanding (no par value),
   unlimited shares authorized                     n/a                 n/a
Net asset value per share                          n/a                 n/a
------------------------------------------
                                                          $ -                 $ -
(a) Including securities on loan of:                 $ 11,908            $ 15,759
(b) Investments - unaffiliated, at cost


See Notes to the Financial Statements.

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JNL VARIABLE FUNDS (Unaudited)
STATEMENTS OF OPERATIONS (in thousands)
For the Period Ended June 30, 2004


                                                                 JNLNY VARIABLE FUND I LLC
                                                -------------------------------------------------------

                                                   JNL/Mellon          JNL/Mellon        JNL/Mellon
                                                     Capital            Capital            Capital
                                                   Management          Management        Management
                                                    Global 15              25           Select Small-
                                                      Fund                Fund            Cap Fund
                                                ------------------ ------------------- ----------------
INVESTMENT INCOME
   Dividends                                                 $ 49               $ 101              $ 7
   Interest (a)                                                 -                   1                1
   Foreign taxes withheld                                      (2)                  -                -
   Securities lending                                           1                   -                -
                                                ------------------ ------------------- ----------------
TOTAL INVESTMENT INCOME                                        48                 102                8
                                                ------------------ ------------------- ----------------

EXPENSES
   Administrative fees                                          2                   7                4
   Advisory fees                                                4                  17               11
   Managers fees                                                -                   -                -
   Legal fees                                                   -                   -                -
   12B-1 service fees (Class A)                                 2                   9                6
                                                -------------------------------------- ----------------
TOTAL EXPENSES                                                  8                  33               21
                                                ------------------ ------------------- ----------------
NET INVESTMENT INCOME (LOSS)                                   40                  69              (13)
                                                ------------------ ------------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                 80               1,009            1,022
   Foreign currency related items                              (4)                  -                -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                (22)                (56)          (1,031)
   Foreign currency related items                               -                   -                -
                                                ------------------ ------------------- ----------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                                 54                 953               (9)
                                                ------------------ ------------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ 94             $ 1,022            $ (22)
----------------------------------------------  ================== =================== ================

(a) Interest from affiliated investments                      $ -                 $ 1              $ -



                                                  JNL/Mellon         JNL/Mellon
                                                    Capital            Capital
                                                  Management         Management
                                                  The Dow 10         The S&P 10
                                                     Fund               Fund
                                              -------------------- ----------------
INVESTMENT INCOME
   Dividends                                                $ 189             $ 55
   Interest (a)                                                 1                2
   Foreign taxes withheld                                       -                -
   Securities lending                                           -                -
                                              -------------------- ----------------
TOTAL INVESTMENT INCOME                                       190               57
                                              -------------------- ----------------

EXPENSES
   Administrative fees                                          8                9
   Advisory fees                                               19               22
   Managers fees                                                -                -
   Legal fees                                                   -                -
   12B-1 service fees (Class A)                                10               12
                                              -------------------- ----------------
TOTAL EXPENSES                                                 37               43
                                              -------------------- ----------------
NET INVESTMENT INCOME (LOSS)                                  153               14
                                              -------------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                685              950
   Foreign currency related items                               -                -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                             (1,194)            (571)
   Foreign currency related items                               -                -
                                              -------------------- ----------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                               (509)             379
                                              -------------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ (356)           $ 393
----------------------------------------------==================== ================

(a) Interest from affiliated investments                      $ 1              $ 1

                     See Notes to the Financial Statements.

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JNL VARIABLE FUNDS (Unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Period Ended June 30, 2004


                                                                  JNLNY VARIABLE FUND I LLC
                                                ---------------------------------------------------------

                                                   JNL/Mellon         JNL/Mellon          JNL/Mellon
                                                     Capital            Capital             Capital
                                                   Management         Management          Management
                                                   Global 15              25            Select Small-
OPERATIONS                                            Fund               Fund              Cap Fund
                                                -----------------  ------------------ -------------------
   Net investment income (loss)                             $ 40                $ 69               $ (13)
   Net realized gain (loss) on:
      Investments                                             80               1,009               1,022
      Foreign currency related items                          (4)                  -                   -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                            (22)                (56)             (1,031)
      Foreign currency related items                           -                   -                   -
                                                -----------------  ------------------ -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            94               1,022                 (22)
                                                -----------------  ------------------ -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                              2,457               6,482               3,087
      Class B                                                  -                   -                   -
   Proceeds in connection with acquisition
      Class A                                                  -                   -                   -
      Class B                                                  -                   -                   -
   Cost of shares redeemed
      Class A                                               (291)             (1,529)             (2,639)
      Class B                                                  -                   -                   -
                                                -----------------  ------------------ -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                 2,166               4,953                 448
                                                -----------------  ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                      2,260               5,975                 426

NET ASSETS BEGINNING OF PERIOD                             1,358               7,121               6,219
                                                -----------------  ------------------ -------------------

NET ASSETS END OF PERIOD                                 $ 3,618            $ 13,096             $ 6,645
                                                =================  ================== ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 62               $ 218               $ (17)
                                                =================  ================== ===================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                                185                 456                 195
      Class B                                                  -                   -                   -
Shares issued in connection with acquisition
      Class A                                                  -                   -                   -
      Class B                                                  -                   -                   -
Shares redeemed                                                -                   -                   -
      Class A                                                (22)               (108)               (167)
      Class B                                                  -                   -                   -
                                                -----------------  ------------------ -------------------
                                                -----------------  ------------------ -------------------
Net increase (decrease)                                      163                 348                  28
                                                =================  ================== ===================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                  $ 2,638             $ 7,959             $ 8,214
Proceeds from sales of securities                            386               5,200               7,416




                                                   JNL/Mellon          JNL/Mellon
                                                     Capital             Capital
                                                   Management          Management
                                                   The Dow 10          The S&P 10
OPERATIONS                                            Fund                Fund
                                               -------------------  ------------------
   Net investment income (loss)                             $ 153                $ 14
   Net realized gain (loss) on:
      Investments                                             685                 950
      Foreign currency related items                            -                   -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                          (1,194)               (571)
      Foreign currency related items                            -                   -
                                               -------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           (356)                393
                                               -------------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                               5,788               8,915
      Class B                                                   -                   -
   Proceeds in connection with acquisition
      Class A                                                   -                   -
      Class B                                                   -                   -
   Cost of shares redeemed
      Class A                                              (1,795)             (1,329)
      Class B                                                   -                   -
                                               -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                  3,993               7,586
                                               -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                       3,637               7,979

NET ASSETS BEGINNING OF PERIOD                              8,608               8,405
                                               -------------------  ------------------

NET ASSETS END OF PERIOD                                 $ 12,245            $ 16,384
                                               ===================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 273                $ 46
                                               ===================  ==================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                                 416                 763
      Class B                                                   -                   -
Shares issued in connection with acquisition
      Class A                                                   -                   -
      Class B                                                   -                   -
Shares redeemed                                                 -                   -
      Class A                                                (130)               (113)
      Class B                                                   -                   -
                                               -------------------  ------------------
                                               -------------------  ------------------
Net increase (decrease)                                       286                 650
                                               ===================  ==================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                   $ 8,050            $ 16,353
Proceeds from sales of securities                           3,890               8,721

                     See Notes to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Year Ended December 31, 2003


                                                                 JNLNY VARIABLE FUND I LLC
                                                ---------------------------------------------------

                                                  JNL/Mellon         JNL/Mellon       JNL/Mellon
                                                    Capital           Capital          Capital
                                                  Management         Management       Management
                                                   Global 15             25         Select Small-
OPERATIONS                                           Fund               Fund           Cap Fund
                                                ----------------  ----------------- ---------------
   Net investment income (loss)                            $ 13              $ 144            $ (3)
   Net realized gain (loss) on:
      Investments                                             7                 19              62
      Foreign currency related items                          -                  -               -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                           145              1,400           1,212
      Foreign currency related items                          -                  -               -
                                                ----------------  ----------------- ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          165              1,563           1,271
                                                ----------------  ----------------- ---------------

SHARE TRANSACTIONSF(1)
   Proceeds from the sale of shares                       1,236              5,863           5,385
   Cost of shares redeemed                                 (136)              (545)           (707)
                                                ----------------  ----------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                1,100              5,318           4,678
                                                ----------------  ----------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS                     1,265              6,881           5,949

NET ASSETS BEGINNING OF PERIOD                               93                240             270
                                                ----------------  ----------------- ---------------

NET ASSETS END OF PERIOD                                $ 1,358            $ 7,121         $ 6,219
                                                ================  ================= ===============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 22              $ 149            $ (4)
                                                ================  ================= ===============

(1)SHARE TRANSACTIONS
Shares sold                                                 110                546             412
Shares redeemed                                             (12)               (48)            (51)
                                                ----------------  ----------------- ---------------
Net increase (decrease)                                      98                498             361
                                                ================  ================= ===============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                 $ 1,165            $ 5,820         $ 4,931
Proceeds from sales of securities                           121                396             567



                                                JNL/Mellon        JNL/Mellon
                                                  Capital          Capital
                                                Management        Management
                                                The Dow 10        The S&P 10
OPERATIONS                                         Fund              Fund
                                              ----------------  ---------------
   Net investment income (loss)                         $ 112             $ 31
   Net realized gain (loss) on:
      Investments                                           4               (3)
      Foreign currency related items                        -                -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                       1,332            1,105
      Foreign currency related items                        -                -
                                              ----------------  ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      1,448            1,133
                                              ----------------  ---------------

SHARE TRANSACTIONSF(1)
   Proceeds from the sale of shares                     7,359            7,607
   Cost of shares redeemed                               (501)            (570)
                                              ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                              6,858            7,037
                                              ----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                   8,306            8,170

NET ASSETS BEGINNING OF PERIOD                            302              235
                                              ----------------  ---------------

NET ASSETS END OF PERIOD                              $ 8,608          $ 8,405
                                              ================  ===============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                             $ 120             $ 32
                                              ================  ===============

(1)SHARE TRANSACTIONS
Shares sold                                               623              759
Shares redeemed                                           (41)             (55)
                                              ----------------  ---------------
Net increase (decrease)                                   582              704
                                              ================  ===============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                               $ 6,956          $ 7,365
Proceeds from sales of securities                         189              430

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                          Increase (Decrease) from
                                                           Investment Operations
                                            ---------------------------------------------------
                              Net Asset     ---------------------------------------------------
                                Value              Net            Net Realized     Total from     Net Asset
       Period                 Beginning         Investment        & Unrealized     Investment     Value, End
       Ended                  of Period       Income (Loss)      Gains (Losses)    Operations     of Period

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

Class A
     6/30/2004                   12.66               0.02               0.71         0.73            13.39
     12/31/2003                   9.74              (0.74)              3.66         2.92            12.66
 07/22(a)-12/31/02               10.00               0.95              (1.21)       (0.26)            9.74

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND (NY)

Class A
     6/30/2004                   13.66              (0.03)              1.44         1.41            15.07
     12/31/2003                  10.33               0.05               3.28         3.33            13.66
 07/22(a)-12/31/02               10.00               0.24               0.09         0.33            10.33

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND (NY)

Class A
     6/30/2004                   16.11              (0.03)             (0.02)       (0.05)          16.06
     12/31/2003                  10.89               0.03               5.19         5.22           16.11
 07/22(a)-12/31/02               10.00              (0.04)              0.93         0.89           10.89

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND (NY)

Class A
     6/30/2004                   14.14               0.11              (0.57)       (0.46)          13.68
     12/31/2003                  11.22              (0.10)              3.02         2.92           14.14
 07/22(a)-12/31/02               10.00               0.30               0.92         1.22           11.22

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND (NY)

Class A
     6/30/2004                   11.54              (0.01)              0.36         0.35            11.89
     12/31/2003                   9.69              (0.01)              1.86         1.85            11.54
 07/22(a)-12/31/02               10.00               0.05              (0.36)       (0.31)            9.69
----------------------------------------------------------------------------------------------------------------





                                              Supplemental Data
                              ---------------------------------------------------                Ratio of Net
                              ---------------------------------------------------   Ratio of      Investment
                                                 Net Assets,                      Expenses to    Income (Loss)
       Period                     Total         End of Period      Portfolio      Average Net     to Average
       Ended                    Return (b)     (in thousands)       Turnover       Assets (c)   Net Assets (c)

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

Class A
     6/30/2004                          5.77              3,618             16.9           0.78            3.39
     12/31/2003                        29.98              1,358             25.6           0.86            2.65
 07/22(a)-12/31/02                     (2.60)                93            134.4           0.87            4.21

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND (NY)

Class A
     6/30/2004                         10.32             13,096             63.0           0.74            1.57
     12/31/2003                        32.24              7,121             11.9           0.81            4.27
 07/22(a)-12/31/02                      3.30                240            122.8           0.82            2.37

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND (NY)

Class A
     6/30/2004                         (0.31)             6,645            130.3           0.74           (0.47)
     12/31/2003                        47.93              6,219             19.9           0.81           (0.11)
 07/22(a)-12/31/02                      8.90                270            128.3           0.82           (0.39)

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND (NY)

Class A
     6/30/2004                         (3.25)            12,245             39.0           0.74            3.02
     12/31/2003                        26.03              8,608              5.2           0.81            3.10
 07/22(a)-12/31/02                     12.20                302            121.4           0.82            3.31

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND (NY)

Class A
     6/30/2004                          3.03             16,384             76.3           0.74            0.25
     12/31/2003                        19.09              8,405             10.4           0.81            0.73
 07/22(a)-12/31/02                     (3.10)               235            113.7           0.82            0.57
----------------------------------------------------------------------------------------------------------------


---------------------
(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.

--------------------------------------------------------------------------------
                         JNL VARIABLE FUNDS (UNAUDITED)
                        NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

The JNLNY Variable Fund I LLC (the "JNL Variable Funds") is a limited liability company organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The JNL Variable Funds are registered with the Securities and Exchange Commission as non-diversified fund under the Investment Company Act of 1940. The JNLNY Variable Fund I LLC includes the following five (5) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management Global 15 Fund (NY), JNL/Mellon Capital Management 25 Fund (NY), JNL/Mellon Capital Management Select Small-Cap Fund (NY), JNL/Mellon Capital Management The Dow 10 Fund (NY), and JNL/Mellon Capital Management The S&P 10 Fund (NY).

Effective February 18, 2004, each of the JNL Variable Funds are managed by Mellon Capital Management Corp. For the period from December 15, 2003 to February 17, 2004, each of the JNL Variable Funds were managed by Curian CapitalSM LLC.

Jackson National Asset Management, LLC ("JNAM L.L.C."), a wholly-owned subsidiary of Jackson National Life Insurance Company of New York ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds. Curian Capital LLC is an affiliate of the Adviser. Shares are presently offered to Jackson National and its separate accounts to fund the benefits of variable annuity policies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars. If trading or events occurring in other markets after the close of the foreign stock exchange are expected to have a material affect on the value of the investments, or when quotations are not readily available, securities are valued at fair market value determined by procedures approved by the Board of Managers.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

FOREIGN SECURITIES -- Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

FOREIGN CURRENCY TRANSLATIONS -- The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of 11:00 a.m. Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- A Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Funds could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

SECURITIES LOANED -- The JNL Variable Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled money market instrument approved by the Adviser). The Funds bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS -- No distributions of net investment income or realized capital gains are required. FEDERAL INCOME TAXES --JNLNY Variable Fund I LLC, is a limited liability company with its interests owned by a single interest: JNLNY Separate Account-I. Accordingly, the JNL Variable Funds are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson National Life Insurance Company of New York and are not taxed separately. Under current tax law, interest and dividend income and capital gains of the JNL Variable Funds are not currently taxable when left to accumulate within a variable annuity contract.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM L.L.C. whereby JNAM L.L.C. provides investment management and transfer agency services. Each Fund in the JNL Variable Funds paid JNAM L.L.C. an annual investment advisory fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of the investment advisory fee is paid to Mellon Capital Management Corp. as compensation for their services. Effective February 18, 2004, the following is a schedule of the fees the JNL Variable Funds are currently obligated to pay JNAM L.L.C.:

ASSETS                          FEES
$0 to $50 million               0.37%
$50 million to $100 million     0.31%
Over $100 million               0.28%

Prior to February 18, 2004, the advisory fees were 0.43% on all assets.

ADMINISTRATIVE FEE -- In addition to the investment advisory fee, each Fund in the JNL Variable Funds paid JNAM L.L.C. an annual Administrative Fee of 0.15% of the average daily net assets of the Fund, except for the JNL/Mellon Capital Management Global 15 Fund (NY) which paid JNAM L.L.C. an annual Administrative Fee of 0.20% of the average daily net assets of the Fund.

In return for the fee, JNAM L.L.C. provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM L.L.C. is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Funds and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers and a majority of the cost associated with the Chief Compliance Officer.

BROKERAGE FEES -- During the period ended June 30, 2004, JNL/Mellon Capital Management 25 Fund (NY), JNL/Mellon Capital Management Select Small-Cap Fund
(NY), JNL/Mellon Capital Management The Dow 10 Fund (NY) and JNL/Mellon Capital Management The S&P 10 Fund (NY) paid, $3, $11, $3, and $12, in thousands respectively, to affiliates of the Fund for brokerage fees on the execution of purchases and sales of portfolio investments.

12B-1 SERVICE FEE - Effective December 15, 2003, the JNL Variable Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund's Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors, Inc. ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% as a percentage of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statement of Operations as "12b-1 service fees (Class
A)".

INVESTMENTS IN AFFILIATES - During the six months ended June 30, 2004, certain Funds invested in a money market fund for temporary purposes, which were managed by an affiliate to the subadviser. The total market value and cost of such affiliated investments is disclosed separately in the Statement of Assets and Liabilities, and the associated income is disclosed separately in the Statement of Operations.

             MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC, JNL
            VARIABLE FUND III LLC, JNL VARIABLE FUND V LLC AND JNLNY
           VARIABLE FUND I LLC (COLLECTIVELY, THE JNL VARIABLE FUNDS)

-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
                                    CURRENT                                                     NUMBER OF
                                   POSITION                                                 PORTFOLIOS IN THE        OTHER
                                 WITH THE JNL                           PRINCIPAL              FUND COMPLEX      DIRECTORSHIPS
     MANAGER/OFFICER (AGE)         VARIABLE       LENGTH OF            OCCUPATION            OVERSEEN BY THE      HELD BY THE
           & ADDRESS                 FUNDS       TIME SERVED      FOR THE PAST 5 YEARS           MANAGER            MANAGER
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGER
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Robert A. Fritts* (55)           Manager        2/99 to        Senior Vice President                65          None
1 Corporate Way                                 present        (9/03 to present) and
Lansing, MI 48951                                              Controller of Jackson
                                 President      12/02 to       National Life Insurance
                                 and Chief      present        Company (9/82 to present);
                                 Executive                     Vice President of Jackson
                                 Officer                       National Life Insurance
                                                               Company (8/82 to
                                                               8/03); Trustee or
                                                               Manager, and
                                                               (since 12/02)
                                                               President and
                                                               Chief Executive
                                                               Officer, of each
                                                               other investment
                                                               company in the
                                                               Fund Complex.
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
--------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED MANAGERS
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Michael Bouchard (47)            Manager        4/00 to        Sheriff, Oakland County,             65          None
1 Corporate Way                                 present        Michigan (1/99 to
Lansing, MI 48951                                              present); Senator - State
                                                               of Michigan (1991 to
                                                               1999); Chairman -
                                                               Financial Services
                                                               Committee (1/95 to 1/99)
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Dominic D'Annunzio (65)          Chairman of    2/04 to        Acting Commissioner of               65          None
1 Corporate Way                  the Board      present        Insurance for the State of
Lansing, MI 48951                                              Michigan (1/90 to 5/90)
                                 Manager        6/03 to        (8/97 to 5/98)
                                                present
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Michelle Engler (45)             Manager        4/00 to        Attorney (1983 to                    65          Director of
1 Corporate Way                                 present        present); First Lady of                          Federal Home
Lansing, MI 48951                                              the State of Michigan                            Loan Mortgage
                                                               (1990 to 2002);                                  Corporation
                                                               Michigan Community Service
                                                               Commission Chair (1991 to
                                                               2000)
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Joseph Frauenheim (70)           Manager        12/03 to       Consultant (Banking)                 65          None
1 Corporate Way                                 present
Lansing, Michigan
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Richard D. McLellan (61)         Manager        12/03 to       Member, Dykema Gossett               65          None
1 Corporate Way                                 present        PLLC (Law Firm)
Lansing, Michigan
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------




-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
                                    CURRENT                                                     NUMBER OF
                                   POSITION                                                 PORTFOLIOS IN THE        OTHER
                                 WITH THE JNL                           PRINCIPAL              FUND COMPLEX      DIRECTORSHIPS
     MANAGER/OFFICER (AGE)         VARIABLE       LENGTH OF            OCCUPATION            OVERSEEN BY THE      HELD BY THE
           & ADDRESS                 FUNDS       TIME SERVED      FOR THE PAST 5 YEARS           MANAGER            MANAGER
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------------
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
Mark D. Nerud (38)              Vice President 2/99 to         Chief Financial Officer       Not Applicable    Not Applicable
225 West Wacker Drive                          present         (11/00 to present) and
Chicago, IL 60606                                              Managing Board Member of
                                Treasurer and  12/02 to        the Adviser (11/00 to
                                Chief          present         11/03); Vice President,
                                Financial                      Treasurer, Chief
                                Officer                        Financial Officer of
                                                               other Investment
                                                               Companies advised by the
                                                               Adviser; Vice President -
                                                               Fund Accounting &
                                                               Administration of Jackson
                                                               National Life Insurance
                                                               Company (1/00 to present)
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
Susan S. Rhee (32)              Vice           2/04 to         Secretary of the Adviser      Not Applicable    Not Applicable
1 Corporate Way                 President,     present         (11/00 to present);
Lansing, MI 48951               Counsel and                    Assistant Vice President
                                Secretary                      of Jackson National Life
                                                               Insurance Company (8/03
                                                               to present); Associate
                                                               General Counsel of
                                                               Jackson National Life
                                                               Insurance Company (7/01
                                                               to present); Senior
                                                               Attorney of Jackson
                                                               National Life Insurance
                                                               Company (1/00 to 7/01);
                                                               Goldman, Sachs & Co.
                                                               (10/99 to 12/99); Van Eck
                                                               Associates Corporation
                                                               (9/97 to 10/99)
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------




The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution).




--------
* Mr. Fritts is an "interested person" of the JNL Variable Funds due to his position with Jackson National Life Insurance Company, which is the parent company of the Adviser.

               MANAGERS OF THE JNL VARIABLE FUND LLC, JNL VARIABLE
       FUND III LLC JNL VARIABLE FUND V LLC AND JNLNY VARIABLE FUND I LLC
                     (COLLECTIVELY, THE JNL VARIABLE FUNDS)

Managers and officers that are interested persons of the Funds or the Adviser do not receive any compensation from the Funds for their services as Managers or officers. The following persons, who are disinterested Managers of the Fund, received from the Funds the compensation amounts indicated for the services as such.




                                                             PENSION OR
                                         AGGREGATE           RETIREMENT         ESTIMATED      TOTAL COMPENSATION
                                     COMPENSATION FROM    BENEFITS ACCRUED       ANNUAL             FROM THE
                                      THE JNL VARIABLE    AS PART OF FUND     BENEFITS UPON    JNL VARIABLE FUNDS
              MANAGER                      FUNDS*             EXPENSES         RETIREMENT       AND FUND COMPLEX
Joseph Frauenheim                         $42,500                   $0             $0               $42,500
Richard McLellan                          $40,000                   $0             $0               $40,000
Dominic D'Annunzio                        $43,334                   $0             $0               $43,334
Michael Bouchard                          $40,000                   $0             $0               $40,000
Michelle Engler                           $40,000                   $0             $0               $40,000



* The fees paid to the independent Managers are paid for combined meetings of the funds in the fund complex. The fees are allocated to the funds and it affiliated investment companies on a pro-rata basis based on net assets.



                             PROXY VOTING GUIDELINES

Jackson National Asset Management, LLC, the fund's adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures and information on the Funds' proxy voting policies and procedures and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available without charge, upon request, by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution). It is also available on Jackson National Life's website at JNL.com or Jackson National Life New York's website at JNLNY.com and on the Securities and Exchange Commission's Web site at SEC.gov.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the semi-annual filing.

Item 6. Schedule of Investments

Included as a Part of the Report to Shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Purchases of Equity Secruties by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 9.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 10. Controls and Procedures.

        In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President and Chief Executive Officer, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of August 24, 2004, and have concluded that our disclosure controls and procedures are effective.

        There was no change in our internal control over financial reporting during our last fiscal half-year that has materially affected, or is reasonably likely to materially affect, our internal control over financial reporting.

Item 11. Exhibits

        a. (1)  Code of Ethics - not applicable to the semi-annual filing.
           (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached hereto.
           (3)  Not Applicable.

        b. The certification required by Rule 30a-2(b) fo the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 8th day of September, 2004.

JNLNY Variable Fund I LLC
(Registrant)

By:   /s/ Robert A. Fritts
      ------------------------------
      Robert A. Fritts, President



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature                            Title                         Date

/s/ Robert A. Fritts                 President                September 8, 2004
-----------------------------
Robert A. Fritts


/s/ Mark D. Nerud                    Chief Financial Officer  September 8, 2004
-----------------------------
Mark D. Nerud

                                  EXHIBIT LIST

Exhibit 11(a)(2)(a)     Certification of the Principal Executive Officer
                        required by Rule 30a-2(a) under the Act.

Exhibit 11(a)(2)(b)     Certification of the Principal Financial Officer
                        required by Rule 30a-2(a) under the Act.

Exhibit 11(b)           Certification required by Rule 30a-2(b) under the Act.